Other (Income) Expense, Net - Additional Information (Detail) - Successor [Member] - USD ($) $ in Millions	3 Months Ended										4 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Other Income and Expenses [Abstract]
Gain (loss) on indemnification assets					$ 12.3								$ 12.3
Property, plant and equipment, net	$ 1,425.1		$ 1,514.1				$ 1,622.6					$ 1,425.1		$ 1,514.1	$ 1,622.6
Finite-Lived Intangible Assets, Net	1,233.2		1,300.0				1,439.6					1,233.2		1,300.0	1,439.6
Impairment of real estate investment	30.6				0.0							30.6	0.0
Assets	5,930.8		6,170.7				6,638.3					5,930.8		6,170.7	6,638.3
Liabilities	4,818.6		5,058.7				5,426.5					4,818.6		5,058.7	5,426.5
Revenues	1,101.1		1,087.0	$ 1,115.8	$ 1,134.3	$ 1,054.4	$ 1,106.7	$ 1,082.8	$ 1,122.2	$ 675.1	$ 0.0	2,098.6	$ 2,188.7	4,391.5	$ 3,986.8
Venezuelan Subsidiary [Member]
Other Income and Expenses [Abstract]
Foreign currency transaction gain (loss), realized														17.0
Liability, reporting currency denominated, value			9.1											9.1
Asset, reporting currency denominated, value			150.9											150.9
Subsidiaries [Member]
Other Income and Expenses [Abstract]
Foreign currency transaction gain (loss), realized	53.2											53.2
Property, plant and equipment, net		$ 19.7
Finite-Lived Intangible Assets, Net		58.7
Real estate carrying value	22.0	$ 52.6										22.0
Impairment of real estate investment	30.6											30.6
Assets	139.3		197.8									139.3		197.8
Liabilities	28.2		57.0									28.2		57.0
Non-monetary assets	$ 126.3		$ 149.6									126.3		$ 149.6
Revenues												95.1
Equity Method Investee [Member]
Other Income and Expenses [Abstract]
Additional interest purchased		25.00%
Investment in equity affiliate												4.3
Equity method investments, remeasurement gain												$ 5.4